UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 28, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	February 28, 2015

WESTERN ASSET

NEW YORK TAX FREE

MONEY MARKET FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund’s investment objectives are to provide shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes*, preservation of capital and liquidity.

*	A portion of the income may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes may apply. Capital gains, if any, are fully taxable. Consult your personal tax adviser or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset New York Tax Free Money Market Fund for the six-month reporting period ended February 28, 2015. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

March 27, 2015

II	Western Asset New York Tax Free Money Market Fund

Investment commentary

Economic review

The U.S. economy expanded at a solid pace during the six months ended February 28, 2015 (the “reporting period”). The U.S. Department of Commerce reported that in the second quarter of 2014, U.S. gross domestic product (“GDP”)i growth was 4.6%. GDP growth was driven by several factors, including an acceleration in personal consumption expenditures (“PCE”), increased private inventory investment and exports, as well as an upturn in state and local government spending. The economy continued to gain momentum as third quarter GDP growth was 5.0%, its strongest reading since the third quarter of 2003. This was driven by contributions from PCE, exports, nonresidential fixed investment and government spending. After the reporting period ended, the U.S. Department of Commerce reported that fourth quarter 2014 GDP growth was 2.2%. The deceleration in growth primarily reflected an upturn in imports, a downturn in federal government spending and moderating nonresidential fixed investments.

The U.S. manufacturing sector was another tailwind for the economy. Based on the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). The PMI reached a high of 59.0 in August, its best reading since March 2011. Manufacturing activity then moderated over the balance of the reporting period and the PMI was 52.9 in February 2015.

The improving U.S. job market was one of the factors supporting the overall economy during the reporting period. When the period began, unemployment was 5.9%, as reported by the U.S. Department of Labor. Unemployment generally declined during the reporting period and fell to 5.5% in February 2015, the lowest level since May 2008.

Western Asset New York Tax Free Money Market Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As it has since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. The Fed also ended its asset purchase program that was announced in December 2012. In December 2014, the Fed said that “it can be patient in beginning to normalize the stance of monetary policy.” Finally, at its meeting that ended on March 18, 2015, after the reporting period ended, the Fed removed “patient” from its statement regarding when it may raise rates. Rather, the Fed said it “… anticipates that it will be appropriate to raise the target range for the federal funds rate when it has seen further improvement in the labor market and is reasonably confident that inflation will move back to its 2 percent objective over the medium term.”

Q. Did Treasury yields trend higher or lower during the six months ended February 28, 2015?

A. Short-term Treasury yields moved higher, whereas long-term Treasury yields declined during the reporting period. When the reporting period began, the yield on the two-year Treasury was 0.48%. It fell as low as 0.34% on October 15, 2014, before ending the period at 0.63%. The yield on the ten-year Treasury began the period at 2.35%. It peaked at 2.63% on September 18, 2014 and concluded the period at 2.00%.

Q. What factors impacted money market yields during the reporting period?

A. While the Fed ended its monthly asset purchase program, it kept the federal funds rate at a historically low range between zero and 0.25%. Against this backdrop, the yields available from money market securities remained extremely low during the reporting period.

Performance review

As of February 28, 2015, the seven-day current yield for Class N shares of Western Asset New York Tax Free Money Market Fund was 0.01% and the seven-day effective yield, which reflects compounding, was 0.01%.1

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Western Asset New York Tax Free Money Market Fund Yields as of February 28, 2015 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Class N	0.01%	0.01%
Class A	0.01%	0.01%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

IV	Western Asset New York Tax Free Money Market Fund

the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield for Class N shares would have been -0.72%, and the seven-day current yield and the seven-day effective yield for Class A shares would have been -0.54%.

The manager has voluntarily undertaken to limit fund expenses. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

March 27, 2015

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at one dollar per share, it is still possible to lose money by investing in the Fund. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Western Asset New York Tax Free Money Market Fund	V

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

VI	Western Asset New York Tax Free Money Market Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of February 28, 2015 and August 31, 2014. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset New York Tax Free Money Market Fund 2015 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2014 and held for the six months ended February 28, 2015.

Actual expenses

The table below titled “Based on Actual total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
	Actual Total Return[2]		Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class N	0.00%[4]		$1,000.00	$1,000.00	0.07%	$0.35	Class N	5.00%	$1,000.00	$1,024.45	0.07%	$0.35
Class A	0.00	[4]	1,000.00	1,000.00	0.07	0.35	Class A	5.00	1,000.00	1,024.45	0.07	0.35

[1]	For the six months ended February 28, 2015.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

[4]	Amount represents less than 0.005%.

2	Western Asset New York Tax Free Money Market Fund 2015 Semi-Annual Report

Schedule of investments (unaudited)

February 28, 2015

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 100.1%
Education — 13.4%
Amherst, NY, Development Corp., Student Housing Facility Revenue, UBF Facility Student Housing Corp., LOC-HSBC Bank USA N.A.	0.090%	10/1/35	$1,830,000	$1,830,000	(a)(b)
New York State Dormitory Authority Revenue:
Columbia University	5.000%	7/1/15	100,000	101,590
Cornell University, SPA-JPMorgan Chase	0.020%	7/1/29	2,540,000	2,540,000	(a)(b)
Cornell University, SPA-JPMorgan Chase	0.020%	7/1/30	1,175,000	1,175,000	(a)(b)
Non-State Supported Debt, Columbia University	0.010%	9/1/39	1,860,000	1,860,000	(a)(b)
Non-State Supported Debt, Cornell University	5.000%	7/1/15	140,000	142,208
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.020%	7/1/32	7,300,000	7,300,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-U.S. Bank N.A.	0.010%	7/1/40	1,025,000	1,025,000	(a)(b)
Non-State Supported Debt, St. John’s University, LOC-U.S. Bank N.A.	0.010%	7/1/37	10,910,000	10,910,000	(a)(b)
State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.010%	7/1/31	5,600,000	5,600,000	(a)(b)
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Bank of America N.A.	0.010%	12/1/29	4,655,000	4,655,000	(a)(b)
Tompkins County, NY, Industrial Development Agency Revenue, Civic Facility, Cornell University, SPA-JPMorgan Chase	0.010%	7/1/30	540,000	540,000	(a)(b)
Total Education				37,678,798
Finance — 6.2%
New York City, NY, TFA Revenue:
New York City Recovery Project	5.000%	11/1/15	150,000	154,692
New York City Recovery Project, SPA-Royal Bank of Canada	0.010%	11/1/22	8,800,000	8,800,000	(a)(b)
New York City Recovery Project, SPA-Royal Bank of Canada	0.020%	11/1/22	3,800,000	3,800,000	(a)(b)
New York City, NY, TFA, Building Aid Revenue	4.000%	7/15/15	100,000	101,371
New York State Housing Finance Agency Revenue, Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.010%	5/1/45	1,100,000	1,100,000	(a)(b)
New York State LGAC Revenue, Senior Lien	0.020%	4/1/21	3,500,000	3,500,000	(a)(b)
Total Finance				17,456,063
General Obligation — 16.1%
Batavia, NY, GO, BAN	1.000%	5/14/15	1,700,000	1,701,300
Bethlehem, NY, CSD, GO, BAN	1.000%	7/22/15	500,000	501,267
Carmel, NY, GO, BAN	1.000%	10/9/15	728,000	731,131

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2015 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

February 28, 2015

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
General Obligation — continued
Chemung County, NY, GO:
BAN	1.000%	10/16/15	$985,965	$989,534
BAN	1.000%	12/18/15	313,003	314,047
Clinton, NY, CSD, GO, BAN	1.000%	6/25/15	800,000	801,265
Columbia County, NY, GO, Public Improvement	2.000%	5/1/15	160,000	160,411
East Rockaway, NY, GO, BAN	1.000%	6/11/15	1,000,000	1,001,808
Eastchester, NY, GO, BAN	1.250%	7/22/15	532,219	533,983
Hamburg Town, NY, GO, BAN	1.000%	7/9/15	1,500,000	1,503,563
Irondequoit, NY, GO	1.125%	12/11/15	267,150	268,383
Irondequoit, NY, GO, BAN	1.000%	12/18/15	400,000	401,494
Irvington, NY, Union Free School District, GO, BAN	1.000%	5/27/15	2,800,000	2,804,785
Katonah-Lewisboro, NY, Union Free School District, GO, BAN	1.000%	7/10/15	1,767,600	1,771,578
LaGrange, NY, GO, BAN	1.000%	12/23/15	310,866	312,123
Lindenhurst, NY, GO, BAN, Public Improvement	1.000%	8/14/15	1,000,000	1,002,943
Mamaroneck Village, NY, GO, BAN	1.000%	9/3/15	545,526	547,326	(c)
Nassau County, NY, GO, TAN	2.000%	9/15/15	585,000	590,248
New Hartford, NY, CSD, GO, BAN	1.000%	10/2/15	213,880	214,469
New Paltz, NY, GO, BAN	1.000%	9/23/15	371,000	371,873
New Windsor, NY, GO:
BAN	1.000%	12/30/15	725,000	727,880
BAN	1.000%	1/15/16	600,000	602,351
New York City, NY, GO	5.000%	4/1/15	255,000	256,033
New York City, NY, GO	5.000%	8/1/15	195,000	198,885
New York City, NY, GO	5.000%	8/1/15	100,000	101,983
New York City, NY, GO	5.000%	8/1/15	100,000	101,970
New York City, NY, GO	0.010%	8/1/36	1,900,000	1,900,000	(a)(b)
New York City, NY, GO:
LOC-Bank of New York Mellon	0.010%	3/1/34	2,800,000	2,800,000	(a)(b)
LOC-PNC Bank N.A.	0.010%	8/1/41	1,150,000	1,150,000	(a)(b)
New York State, GO	5.000%	4/15/15	100,000	100,586
New York, NY, GO:
LOC-Bank of Tokyo-Mitsubishi UFJ	0.010%	4/1/42	2,000,000	2,000,000	(a)(b)
LOC-Mizuho Corporate Bank	0.020%	10/1/38	2,730,000	2,730,000	(a)(b)
LOC-PNC Bank N.A.	0.010%	4/1/42	1,850,000	1,850,000	(a)(b)
Orchard Park Town, NY, GO, BAN	1.000%	10/22/15	1,855,000	1,861,891
Ossining Town, NY, GO, BAN	1.000%	8/21/15	266,666	267,244
Plattsburgh, NY, City School District, GO	1.000%	7/31/15	500,000	501,411
Pleasantville, NY, GO, BAN	1.000%	8/21/15	318,000	318,900

See Notes to Financial Statements.

4	Western Asset New York Tax Free Money Market Fund 2015 Semi-Annual Report

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
General Obligation — continued
Port of Jefferson, NY, GO, BAN	1.000%	12/17/15	$400,000	$401,904
Port of Jervis, NY, GO, BAN	1.000%	1/21/16	1,000,000	1,003,546
Ridge Road, NY, Fire District, GO, BAN	1.000%	10/7/15	374,000	374,782
Saltaire Village, NY, GO, RAN	1.000%	10/23/15	1,000,000	1,003,860
Spencerport, NY, CSD, GO, BAN	1.000%	6/24/15	1,025,000	1,027,089
Tuckahoe, NY, Common School District Southampton, GO, TAN	1.000%	6/26/15	500,000	500,992
Valhalla, NY, Union Free School District, GO, BAN	1.000%	10/16/15	804,686	807,801
Valley Stream, NY, GO, BAN	1.250%	5/29/15	3,000,000	3,006,262
Victor, NY, GO, BAN	1.000%	12/18/15	1,130,000	1,134,855
West Hempstead, NY, Union Free School District, GO, TAN	1.000%	6/26/15	1,000,000	1,001,696
Westhampton Beach, NY, Fire District, GO, BAN	1.000%	8/4/15	760,000	761,387
Total General Obligation				45,016,839
Health Care — 10.6%
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Marist College Civic Facility, LOC-TD Bank N.A.	0.010%	7/1/38	100,000	100,000	(a)(b)
Franklin County, NY, Civic Development Corp. Revenue, Alice Hyde Medical Center Project, LOC-HSBC Bank USA N.A.	0.020%	10/1/38	970,000	970,000	(a)(b)
Nassau Health Care Corp., NY, Revenue, Nassau County GTD, LOC-Wells Fargo Bank N.A.	0.050%	8/1/29	11,900,000	11,900,000	(a)(b)
New York City, NY, Health & Hospital Corp. Revenue, LOC-JPMorgan Chase	0.020%	2/15/26	4,460,000	4,460,000	(a)(b)
New York State Dormitory Authority Revenues:
Catholic Health System Obligation, LOC-HSBC Bank USA N.A.	0.020%	7/1/25	100,000	100,000	(a)(b)
Non-State Supported Debt, Memorial Sloan Kettering, Guaranty Agreement	5.000%	7/1/15	325,000	330,155
Non-State Supported Debt, Northern Westchester Association, LOC-TD Bank N.A.	0.010%	11/1/34	1,435,000	1,435,000	(a)(b)
Niagara, NY, Area Development Corp. Revenue, Niagara Falls Memorial Medical Center, LOC-HSBC Bank USA N.A.	0.020%	11/1/36	3,345,000	3,345,000	(a)(b)
Syracuse, NY, Industrial Development Agency, Civic Facility Revenue, Crouse Health Hospital Inc. Project, LOC-HSBC Bank USA N.A.	0.020%	1/1/23	520,000	520,000	(a)(b)
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC-TD Bank N.A.	0.010%	11/1/24	6,600,000	6,600,000	(a)(b)
Total Health Care				29,760,155

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2015 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

February 28, 2015

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Housing: Multi-Family — 15.3%
New York City, NY, HDC Revenue:
FNMA, LIQ-FNMA	0.010%	4/15/36	$500,000	$500,000	(a)(b)
Related-West 89th Street Development, FNMA, LIQ-FNMA	0.020%	11/15/29	2,600,000	2,600,000	(a)(b)(d)
New York City, NY, HDC, MFH Revenue, LIQ-JPMorgan Chase	0.010%	5/1/18	9,700,000	9,700,000	(a)(b)
New York City, NY, HDC, Multi-Family Mortgage Revenue:
HPS 50th Avenue Associates LLC, LOC-Wells Fargo Bank N.A.	0.010%	6/1/48	1,000,000	1,000,000	(a)(b)
Markham Gardens Apartments, LIQ-FHLMC	0.020%	1/1/40	600,000	600,000	(a)(b)(d)
Sons of Italy Apartments, LOC-Wells Fargo Bank N.A.	0.020%	2/1/49	1,500,000	1,500,000	(a)(b)
New York State HFA Revenue:
10 Liberty, FHLMC, LIQ-FHLMC	0.020%	5/1/35	1,365,000	1,365,000	(a)(b)
Victory Housing, LIQ-FHLMC	0.020%	11/1/33	6,000,000	6,000,000	(a)(b)(d)
New York State Housing Finance Agency Revenue:
42nd & 10th Housing, FHLMC, LIQ-FHLMC	0.010%	11/1/41	8,000,000	8,000,000	(a)(b)
42nd & 10th Housing, LIQ-Freddie Mac	0.010%	11/1/41	200,000	200,000	(a)(b)(d)
FNMA, LIQ-FNMA	0.020%	5/15/31	1,700,000	1,700,000	(a)(b)(d)
Housing 160 Madison Avenue LLC, LOC-PNC Bank N.A.	0.010%	11/1/46	3,055,000	3,055,000	(a)(b)
Housing 855 Sixth, LOC-Wells Fargo Bank N.A.	0.010%	11/1/47	4,600,000	4,600,000	(a)(b)
MFH Secured Mortgage, LIQ-FHLMC	0.020%	11/1/29	530,000	530,000	(a)(b)(d)
West 30th Street Housing, LOC-Wells Fargo Bank N.A.	0.020%	5/1/45	400,000	400,000	(a)(b)
Weyant Green Apartments, FNMA, LIQ-FNMA	0.020%	5/15/37	1,100,000	1,100,000	(a)(b)(d)
Total Housing: Multi-Family				42,850,000
Housing: Single Family — 5.4%
New York State Housing Finance Agency Revenue:
10 Barclay Street, LIQ-FNMA	0.020%	11/15/37	5,500,000	5,500,000	(a)(b)
345 East 94th Street Associates LLC, LIQ-FHLMC	0.030%	11/1/30	1,600,000	1,600,000	(a)(b)(d)
Ramapo, NY, Housing Authority Revenue, Spring Valley Homes Redevelopment Project LLC, LIQ-FNMA	0.030%	12/15/38	8,110,000	8,110,000	(a)(b)(d)
Total Housing: Single Family				15,210,000
Industrial Revenue — 2.4%
Lancaster, NY, IDA, IDR, Sealing Devices Inc. Facility, LOC-HSBC Bank USA N.A.	0.090%	12/1/20	1,220,000	1,220,000	(a)(b)(d)
New York City, NY, Industrial Development Agency, Civic Facility Revenue:
Auditory, Oral School Project, LOC-Wells Fargo Bank N.A.	0.020%	12/1/32	1,425,000	1,425,000	(a)(b)
Jewish Board of Family and Children’s Services Inc., LOC-TD Bank N.A.	0.020%	7/1/25	2,495,000	2,495,000	(a)(b)

See Notes to Financial Statements.

6	Western Asset New York Tax Free Money Market Fund 2015 Semi-Annual Report

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Industrial Revenue — continued
New York City, NY, Industrial Development Agency, IDR, PS Bibbs Inc., LOC-JPMorgan Chase	0.150%	6/1/21	$955,000	$955,000	(a)(b)(d)
Suffolk County, NY, IDA, IDR, Third Project Wolf Family, LOC-HSBC Bank USA N.A.	0.200%	10/1/17	670,000	670,000	(a)(b)(d)
Total Industrial Revenue				6,765,000
Life Care Systems — 0.4%
New York State Dormitory Authority Revenue, Catholic Health System Obligation, LOC-HSBC Bank USA	0.020%	7/1/25	1,140,000	1,140,000	(a)(b)
Miscellaneous — 0.5%
Build NYC Resource Corp., NY, Revenue, Loan Enhanced Assistance Program, LOC-JPMorgan Chase	0.010%	3/1/38	1,290,000	1,290,000	(a)(b)
New York State LGAC Revenue, Senior Lien	5.000%	4/1/15	100,000	100,402
Total Miscellaneous				1,390,402
Power — 6.8%
Long Island, NY, Power Authority Revenue:
LOC-Barclays Bank PLC	0.020%	5/1/33	2,500,000	2,500,000	(a)(b)
LOC-TD Bank N.A.	0.010%	12/1/29	7,700,000	7,700,000	(a)(b)
New York State Energy Research & Development Authority Revenue:
Consolidated Edison Co. of New York Inc. Project, LOC-Scotiabank	0.020%	6/1/36	4,700,000	4,700,000	(a)(b)(d)
Consolidated Edison Co. of New York Inc. Project, LOC-Scotiabank	0.020%	6/1/36	2,000,000	2,000,000	(a)(b)(d)
Consolidated Edison Co. of New York Inc. Project, LOC-Scotiabank	0.020%	6/1/36	2,000,000	2,000,000	(a)(b)(d)
Consolidated Edison Co. of New York Inc. Project, LOC-Scotiabank	0.030%	6/1/36	200,000	200,000	(a)(b)(d)
Total Power				19,100,000
Public Facilities — 6.6%
New York City, NY, Trust for Cultural Resources Revenue:
Lincoln Center for the Performing Arts Inc., LOC-Bank of America N.A.	0.010%	12/1/35	7,590,000	7,590,000	(a)(b)
Lincoln Center for the Performing Arts Inc., LOC-Bank of America N.A.	0.010%	12/1/35	1,390,000	1,390,000	(a)(b)
Metropolitan Museum of Art	0.010%	10/1/36	2,450,000	2,450,000	(a)(b)
Metropolitan Museum of Art	0.010%	10/1/36	800,000	800,000	(a)(b)
New York Botanical Garden, LOC-JPMorgan Chase	0.020%	7/1/32	2,590,000	2,590,000	(a)(b)
New York State Dormitory Authority Revenue:
Metropolitan Museum of Art	0.010%	7/1/15	2,242,000	2,242,000	(a)(b)
Metropolitan Museum of Art	0.010%	7/1/23	1,450,000	1,450,000	(a)(b)
Total Public Facilities				18,512,000

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2015 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

February 28, 2015

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Tax Allocation — 5.2%
Erie County, NY, Fiscal Stability Authority Revenue:
Sales Tax & State Aid Secured	4.000%	5/15/15	$150,000	$151,156
Sales Tax & State Aid Secured	5.000%	7/1/15	100,000	101,583
Nassau County, NY, Interim Finance Authority Revenue, LOC-Sumitomo Mitusi Banking, Sales Tax Secured	0.020%	11/15/21	12,680,000	12,680,000	(a)(b)
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	3/15/15	250,000	250,453
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	6/15/15	100,000	101,375
New York State Dormitory Authority, State Personal Income Tax Revenue, Education	5.000%	3/15/15	100,000	100,185
New York State Environmental Facilities Corp., State Personal Income Tax Revenue, Environment	5.000%	12/15/15	125,000	129,659
New York State Thruway Authority, Personal Income Tax Revenue:
Transportation	4.000%	3/15/15	100,000	100,144
Transportation	5.000%	3/15/15	450,000	450,818
Transportation	5.000%	3/15/15	350,000	350,636
Transportation	5.000%	3/15/15	100,000	100,182
Total Tax Allocation				14,516,191
Transportation — 6.5%
MTA, NY, Dedicated Tax Fund Revenue, LOC-State Street B&T Co.	0.010%	11/1/22	7,210,000	7,210,000	(a)(b)
MTA, NY, Revenue:
LOC-JPMorgan Chase	0.010%	11/1/35	3,300,000	3,300,000	(a)(b)
LOC-PNC Bank N.A.	0.010%	11/1/35	2,250,000	2,250,000	(a)(b)
New York State Thruway Authority Revenue, Local Highway & Bridge Services	4.500%	4/1/15	150,000	150,548
New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue	5.000%	4/1/15	250,000	251,045
New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue	5.000%	4/1/15	140,000	140,561
Port Authority of New York & New Jersey Revenue:
AGM	5.000%	8/15/15	150,000	153,233
Consolidated, AMBAC-TCRS	5.200%	9/1/15	150,000	153,662
Triborough Bridge & Tunnel Authority, NY, Revenues:
General, LOC-TD Bank N.A.	0.020%	11/1/35	3,000,000	3,000,000	(a)(b)
General, LOC-Wells Fargo Bank N.A.	0.010%	1/1/33	1,200,000	1,200,000	(a)(b)
General, MTA Bridges & Tunnels	5.000%	11/15/15	225,000	232,423
General, NATL-IBC	5.250%	11/15/15	100,000	103,477
Total Transportation				18,144,949

See Notes to Financial Statements.

8	Western Asset New York Tax Free Money Market Fund 2015 Semi-Annual Report

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Water & Sewer — 4.7%
New York City, NY, Municipal Water Finance Authority, TECP	0.060%	5/4/15	$4,000,000	$4,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, SPA-Dexia Credit Local	0.030%	6/15/33	9,100,000	9,100,000	(a)(b)
New York State Environmental Facilities Corp., State Clean Water & Drinking Revenue, Revolving Funds, Municipal Water Finance	4.500%	6/15/15	125,000	126,535
Total Water & Sewer				13,226,535
Total Investments — 100.1% (Cost — $280,766,932#)				280,766,932
Liabilities in Excess of Other Assets — (0.1)%				(327,971)
Total Net Assets — 100.0%				$280,438,961

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Security is purchased on a when-issued basis.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BAN	— Bond Anticipation Notes
CSD	— Central School District
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HFA	— Housing Finance Authority
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LGAC	— Local Government Assistance Corporation
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
RAN	— Revenue Anticipation Notes
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TAN	— Tax Anticipation Notes
TCRS	— Transferable Custodial Receipts
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2015 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

February 28, 2015

Western Asset New York Tax Free Money Market Fund

Ratings Table*
Standard & Poor’s/Moody’s/Fitch**
A-1	66.3%
VMIG 1	20.6
AA/Aa	1.1
AAA/Aaa	0.7
MIG 1	0.3
SP-1	0.2
NR***	10.8
100.0%

*	As a percentage of total investments.

**	Standard & Poor’s primary rating; Moody’s secondary; then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

***	The credit quality of unrated investments is evaluated based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments.

See Notes to Financial Statements.

10	Western Asset New York Tax Free Money Market Fund 2015 Semi-Annual Report

Statement of assets and liabilities (unaudited)

February 28, 2015

Assets:
Investments, at value	$280,766,932
Cash	22,750
Interest receivable	245,322
Receivable from investment manager	37,852
Prepaid expenses	21,801
Total Assets	281,094,657

Liabilities:
Payable for securities purchased	547,326
Service and/or distribution fees payable	34,744
Distributions payable	483
Trustees’ fees payable	320
Payable for Fund shares repurchased	22
Accrued expenses	72,801
Total Liabilities	655,696
Total Net Assets	$280,438,961

Net Assets:
Par value (Note 6)	$2,804
Paid-in capital in excess of par value	280,498,387
Overdistributed net investment income	(44,549)
Accumulated net realized loss on investments	(17,681)
Total Net Assets	$280,438,961

Shares Outstanding:
Class N	106,036,572
Class A	174,374,470

Net Asset Value:
Class N	$1.00
Class A	$1.00

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2015 Semi-Annual Report	11

Statement of operations (unaudited)

For the Six Months Ended February 28, 2015

Investment Income:
Interest	$106,189

Expenses:
Investment management fee (Note 2)	603,984
Service and/or distribution fees (Notes 2 and 4)	208,079
Transfer agent fees (Note 4)	24,543
Shareholder reports	19,072
Audit and tax fees	16,044
Registration fees	15,520
Fund accounting fees	13,885
Legal fees	13,564
Insurance	2,656
Trustees’ fees	1,987
Custody fees	1,494
Miscellaneous expenses	2,715
Total Expenses	923,543
Less: Fee waivers and/or expense reimbursements (Notes 2 and 4)	(830,775)
Net Expenses	92,768
Net Investment Income	13,421
Increase in Net Assets from Operations	$13,421

See Notes to Financial Statements.

12	Western Asset New York Tax Free Money Market Fund 2015 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended February 28, 2015 (unaudited) and the Year Ended August 31, 2014	2015	2014

Operations:
Net investment income	$13,421	$32,593
Net realized loss	—	(16)
Increase in Net Assets from Operations	13,421	32,577

Distributions to Shareholders From (Notes 1 and 5):
Net investment income	(13,421)	(32,419)
Decrease in Net Assets from Distributions to Shareholders	(13,421)	(32,419)

Fund Share Transactions (Note 6):
Net proceeds from sale of shares	240,798,581	338,725,393
Reinvestment of distributions	10,160	20,387
Cost of shares repurchased	(221,453,281)	(444,012,679)
Increase (Decrease) in Net Assets from Fund Share Transactions	19,355,460	(105,266,899)
Increase (Decrease) in Net Assets	19,355,460	(105,266,741)

Net Assets:
Beginning of period	261,083,501	366,350,242
End of period*	$280,438,961	$261,083,501
*Includesoverdistributed net investment income of:	$(44,549)	$(44,549)

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2015 Semi-Annual Report	13

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class N Shares	2015[1,2]		2014[2]	2013[2]	2012	2011	2010

Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income[3]	0.000		0.000	0.000	0.000	0.000	0.000
Net realized loss	—		(0.000) [3]	—	(0.000) [3]	(0.000) [3]	(0.000)	[3]
Total income from operations[3]	0.000		0.000	0.000	0.000	0.000	0.000

Less distributions from:
Net investment income[3]	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
Total distributions[3]	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total return[4]	0.00%[5]		0.01%	0.01%	0.01%	0.01%	0.01%

Net assets, end of period (000s)	$106,065		$97,449	$115,032	$486,068	$476,495	$516,823

Ratios to average net assets:
Gross expenses	0.80%[6]		0.82%[7]	0.85%[7]	0.78%[7]	0.76%[7]	0.80%[7,8]
Net expenses[9,10,11]	0.07	[6]	0.10	0.16	0.20	0.29	0.28	[8]
Net investment income	0.01	[6]	0.01	0.01	0.01	0.01	0.01

[1]	For the six months ended February 28, 2015 (unaudited).

[2]	Per share amounts have been calculated using the average shares method.

[3]	Amount represents less than $0.0005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Amount represents less than 0.005%.

[6]	Annualized.

[7]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 0.81%, 0.80%, 0.76%, 0.76% and 0.76% for the years ended August 31, 2014, 2013, 2012, 2011 and 2010, respectively.

[8]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.79% and 0.27%, respectively, for the year ended August 31, 2010.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class N shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. Prior to December 1, 2010, the expense limitation was 0.65%. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

14	Western Asset New York Tax Free Money Market Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class A Shares	2015[1,2]		2014[2]	2013[2]	2012	2011[3]

Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income[4]	0.000		0.000	0.000	0.000	0.000
Net realized loss	—		(0.000) [4]	—	(0.000) [4]	(0.000)	[4]
Total income from operations[4]	0.000		0.000	0.000	0.000	0.000

Less distributions from:
Net investment income[4]	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)
Total distributions[4]	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)

Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000
Total return[5]	0.00%[6]		0.01%	0.01%	0.01%	0.00%[6]

Net assets, end of period (000s)	$174,374		$163,635	$251,318	$160,767	$69,588

Ratios to average net assets:
Gross expenses	0.62%[7]		0.63%[8]	0.67%[8]	0.62%[8]	0.60%[7,8]
Net expenses[9,10,11]	0.07	[7]	0.10	0.16	0.19	0.25	[7]
Net investment income	0.01	[7]	0.01	0.01	0.01	0.01	[7]

[1]	For the six months ended February 28, 2015 (unaudited).

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the period March 30, 2011 (inception date) to August 31, 2011.

[4]	Amount represents less than $0.0005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Amount represents less than 0.005%.

[7]	Annualized.

[8]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 0.62%, 0.62% and 0.61% for the years ended August 31, 2014, 2013 and 2012, respectively, and 0.59% for the period ended August 31, 2011.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2015 Semi-Annual Report	15

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset New York Tax Free Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

16	Western Asset New York Tax Free Money Market Fund 2015 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$280,766,932	—	$280,766,932

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting New York.

(c) Credit and market risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Fund’s investments may be dependent in part on the credit quality of the institutions supporting the Fund’s investments and changes in the credit quality of these institutions could cause losses to the Fund and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium

Western Asset New York Tax Free Money Market Fund 2015 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(f) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

18	Western Asset New York Tax Free Money Market Fund 2015 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class N and Class A shares did not exceed 0.75% and 0.60%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the six months ended February 28, 2015, fees waived and/or expenses reimbursed amounted to $830,775.

The investment manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

During the six months ended February 28, 2015, the Fund did not invest in derivative instruments.

Western Asset New York Tax Free Money Market Fund 2015 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

4. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays a service and/or distribution fee with respect to its Class N and Class A shares calculated at the annual rate of 0.25% and 0.10% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

For the six months ended February 28, 2015, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class N	$123,100	$19,552
Class A	84,979	4,991
Total	$208,079	$24,543

For the six months ended February 28, 2015, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class N	$362,067
Class A	468,708
Total	$830,775

5. Distributions to shareholders by class

	Six Months Ended February 28, 2015	Year Ended August 31, 2014
Net Investment Income:
Class N	$4,923	$10,571
Class A	8,498	21,848
Total	$13,421	$32,419

6. Shares of beneficial interest

At February 28, 2015, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended February 28, 2015	Year Ended August 31, 2014
Class N
Shares sold	109,284,329	85,897,514
Shares issued on reinvestment	3,720	7,563
Shares repurchased	(100,672,453)	(103,488,559)
Net increase (decrease)	8,615,596	(17,583,482)

20	Western Asset New York Tax Free Money Market Fund 2015 Semi-Annual Report

	Six Months Ended February 28, 2015	Year Ended August 31, 2014
Class A
Shares sold	131,514,252	252,827,879
Shares issued on reinvestment	6,440	12,824
Shares repurchased	(120,780,828)	(340,524,120)
Net increase (decrease)	10,739,864	(87,683,417)

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.

7. Capital loss carryforward

As of August 31, 2014, the Fund had the following net short-term capital loss carryforwards remaining:

Year of Expiration	Amount
8/31/2016	$(912)
8/31/2018	(7,136)
8/31/2019	(6,300)
$(14,348)

These amounts will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $3,333, which have no expiration date, must be used first to offset any such gains.

8. Money market fund reform

In July 2014, the U.S. Securities and Exchange Commission adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The reforms will require institutional prime and institutional municipal money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The reforms will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. As a result, the Portfolio may be required to implement changes that will impact and may adversely affect the Portfolio and its investors. The new rules will take effect in stages over the next two years.

Western Asset New York Tax Free Money Market Fund 2015 Semi-Annual Report	21

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Money Market Trust (the “Trust”) held on November 10-11, 2014, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Western Asset New York Tax Free Money Market Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the

22	Western Asset New York Tax Free Money Market Fund

Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a money fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s policies and practices regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing

Western Asset New York Tax Free Money Market Fund	23

Board approval of management and subadvisory agreements (unaudited) (cont’d)

the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds classified as New York tax-exempt money market funds by Lipper, showed, among other data, that the Fund’s performance for the 1- and 3-year periods ended June 30, 2014 was at the median and its performance for the 5- and 10-year periods ended June 30, 2014 was below the median. The Board noted the explanations from the Manager and the Subadviser concerning the Fund’s relative performance versus the peer group for the various periods.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund.

In addition, the Board received and considered information provided by Lipper comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, Subadviser’s fee, and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of retail no-load

24	Western Asset New York Tax Free Money Market Fund

funds (including the Fund) classified as New York tax-exempt money market funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were each at the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2016.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed previously by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that although the Fund had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered, the Fund’s Contractual Management Fee and Actual Management Fee were each at the median of its expense group.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

Western Asset New York Tax Free Money Market Fund	25

Board approval of management and subadvisory agreements (unaudited) (cont’d)

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

26	Western Asset New York Tax Free Money Market Fund

Western Asset

New York Tax Free Money Market Fund

Trustees

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Kenneth D. Fuller

President

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Chair

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset New York Tax Free Money Market Fund

The Fund is a separate investment series of Legg Mason Partners Money Market Trust, a Maryland statutory trust.

Western Asset New York Tax Free Money Market Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926 or 1-203-703-6002.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset New York Tax Free Money Market Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end fund managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010871 4/15 SR15-2459

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	April 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	April 15, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	April 15, 2015